Summary Prospectus Supplement	December 31, 2017

Putnam VT Multi-Cap Value Fund
Summary Prospectus dated April 30, 2017

Effective December 31, 2017, the section Your fund’s management is replaced in its entirety with the following:

Your fund's management

Investment advisor
Putnam Investment Management, LLC

Portfolio manager
Katherine Collins, Portfolio Manager, Analyst, portfolio manager of the fund since 2017

Sub-advisor
Putnam Investments Limited*

*Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

309537 – 12/17